Organization and principal activities - Schedule of Condensed Consolidated Cash Flows Data for the VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Investments in and Advances to Affiliates
Net cash provided by operating activities	¥ (32,081)	$ (4,518)	¥ (400,363)	[1]	¥ 327,453
Net cash (used in)/provided by investing activities	53,206	7,495	(848,568)	[1]	(1,880,320)
Net cash provided by/(used in) financing activities	(202,294)	$ (28,493)	6,049	[1]	10,723
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates
Net cash provided by operating activities	56,821		379,397		1,176,397
Loans and advances to Group companies			(160,406)		(911,916)
Other investing activities	(49,263)		(720,237)		(197,261)
Net cash (used in)/provided by investing activities	¥ (49,263)		¥ (880,643)		¥ (1,109,177)

[1]	HUYA Inc. consolidated 2022 statement of cash flows has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).